Inventories	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
INVENTORIES
25.	INVENTORIES

	As at December 31,
	2019	2018
Raw materials	1,047,532	956,947
Finished goods	437,144	478,377
Provision for obsolete inventories	(42,416)	(189,524)
	1,442,260	1,245,800